Debt (Details) - Summary of future minimum payments under the scilex pharma notes $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Future minimum payments Of Long Term Debt [Line Items]
2022	$ 29,135
2023	12,005
2024	13,637
2025	14,746
2026	64,474
Total minimum future payments	$ 133,997